ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Detailed Information About Business Combination [Abstract]
Summary of assets and liabilities assumed in acquisition
The following table summarizes management's recognition of the fair value of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Accounts receivable	$1,317
Biological assets	183
Inventories	2,266
Property, plant and equipment	4,481
Right-of-use assets	41
Intangible assets	14,217
Other	10
Total assets	$22,515

Liabilities
Bank indebtedness	$616
Accounts payable and accrued liabilities	3,615
Lease liability	41
Deferred income taxes	4,105
Total liabilities	$8,377
Total identifiable net assets at fair value	$14,138

Consideration transferred
Cash consideration	$10,000
Equity instruments (10,896,442 Common Shares)	27,568
Contingent share consideration	6,996
Working capital adjustments	(1,461)
$43,103

Goodwill arising on acquisition	$28,965
Assets acquired and liabilities assumed
The following table summarizes management's recognition of the fair value of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Property, plant and equipment	$11,828
Intangibles assets	2,685
Deposits on equipment	2,157
Other assets	28
Total assets	$16,698

Liabilities
Accounts payable and accrued liabilities	$2,047
Lease liability	1,742
Total liabilities	$3,789
Total identifiable net assets at fair value	$12,909

Consideration transferred
Equity instruments (5,045,873 common shares)	$22,000
Contingent share consideration	5,249
Working capital adjustment	(19)
$27,230

Goodwill arising on acquisition	$14,321